Commitments and Contingencies (Maturities of Operating Leases) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2022
Commitments and Contingencies
Three months ended December 31, 2024	$ 127
Year ended December 31, 2025	516	$ 723
Year ended December 31, 2026	439	774
Year ended December 31, 2027		703
Year ended December 31, 2028		269
Year ended December 31, 2028		274
Thereafter		303
Total	1,082	3,046
Less present value discount	(99)	(548)
Operating lease liabilities	$ 983	$ 2,498	$ 3,900	$ 2,200